May 14, 2020

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company (“Depositor”) and its

Massachusetts Mutual Variable Annuity Separate Account 4 (“Registrant”)

Post-Effective Amendment No. 31 to Registration Statement on Form N-4

Prospectus Title: MassMutual Transitions SelectSM

File Nos. 333-112626, 811-08619

Dear Sir or Madam:

On behalf of the Depositor and the Registrant, I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 referenced above.

The purpose of this filing is to:

(1) introduce the exchange right available to MassMutual Transitions SelectSM contract owners with a MassMutual Guaranteed Income Plus 5 or 6 Rider. This exchange right would allow such owners the option to terminate their MassMutual Guaranteed Income Plus 5 or 6 Rider in exchange for an immediate increase in their contract value during the GMIB Exchange Right Period of September 15, 2020 to December 4, 2020, and

(2) inform contract owners, who still own a MassMutual Guaranteed Income Plus 5 or 6 Rider after the expiration of the GMIB Exchange Right Period, that the annual cost of the MassMutual Guaranteed Income Plus 5 and 6 Rider will increase to 1.50%, effective December 5, 2020.

Please contact me if you have any questions regarding this filing or if there is anything I can do to facilitate your review of this filing. I may be reached at (413) 218-0992 or jrodolakis@massmutual.com.

It is proposed that this Post-Effective Amendment become effective sixty days after filing pursuant to paragraph (a) of Rule 485.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Lead Counsel, Annuity Product & Operations